Concentration of Risk (Details)	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Risks and Uncertainties [Abstract]
Deposited with major financial institutions	¥ 172,616		$ 25,771	¥ 238,792
Total revenue	10.00%	10.00%	10.00%
Percentage of total purchases	10.40%	26.30%
Percentage of accounts payable	11.10%	10.90%	11.10%